Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Federal Statutory Rates Income Tax	$ (340,930)	$ (15,798)
Federal Statutory Rates	21.00%	21.00%
Effective Rate Income Tax Rate	0.00%	0.00%
State Income Tax	$ 1,650	$ (6,620)
State Income Taxes Rates	8.80%	8.80%
Permanent Differences	$ 1,256	$ 946
Permanent Differences Rates	21.00%	21.00%
Valuation Allowance	$ 339,674	$ 21,472
Valuation Allowance Rate	(29.72%)	(28.54%)
Effective Rate Income Tax	$ 1,650	$ 0